POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TARGET AND ACTUAL ASSET ALLOCATION (DETAILS)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Pension Plans, Defined Benefit [Member]
Asset Allocation
Target Asset Allocations	100.00%
Actual Asset Allocations	100.00%	100.00%
Other Retiree Benefits
Asset Allocation
Target Asset Allocations	100.00%
Actual Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents | Pension Plans, Defined Benefit [Member]
Asset Allocation
Target Asset Allocations	1.00%
Actual Asset Allocations	1.00%	1.00%
Cash and Cash Equivalents | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	2.00%
Actual Asset Allocations	2.00%	1.00%
Debt Securities | Pension Plans, Defined Benefit [Member]
Asset Allocation
Target Asset Allocations	54.00%
Actual Asset Allocations	52.00%	52.00%
Debt Securities | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	8.00%
Actual Asset Allocations	6.00%	9.00%
Equity Securities | Pension Plans, Defined Benefit [Member]
Asset Allocation
Target Asset Allocations	45.00%
Actual Asset Allocations	47.00%	47.00%
Equity Securities | Other Retiree Benefits
Asset Allocation
Target Asset Allocations	90.00%
Actual Asset Allocations	92.00%	90.00%